Fair Value Measurements - Summary of Difference Between the Aggregate Fair Value and the Aggregate Unpaid Principal Balance for Mortgage Loans Held for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Loans Receivable, Fair Value Disclosure	$ 15,000	$ 12,700
Net Losses from change in fair value of mortgages loans held for investment	(204)	(1,100)
Mortgages Held For Sale at Fair Value
Aggregate fair value	134,916	157,041
Aggregate unpaid principal	131,276	153,801
Aggregate fair value less unpaid principal	3,640	3,240
Total mortgage income (loss) in the Consolidated Statement of Comprehensive Income	$ 944	$ (2,500)